ORGANIZATION (Details) (CNY)	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended
	May 31, 2010 item	Dec. 31, 2013 Beijing Blue IT employee	Dec. 31, 2013 Beijing Blue IT Exclusive Option Agreement	Sep. 23, 2005 Beijing Blue IT Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement	Sep. 30, 2010 Beijing Blue IT Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement	Dec. 31, 2013 Beijing Blue IT Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement agreement	Dec. 31, 2013 Beijing Blue IT Loan Agreement	Dec. 31, 2013 Beijing Jingtian employee	Dec. 31, 2013 Beijing Jingtian Exclusive Business Cooperative Agreement	Apr. 12, 2007 CCH	Jun. 29, 2005 CCH	Dec. 31, 2013 HCI Kou Xiaohong	Dec. 31, 2013 ChinaCache Beijing	Dec. 31, 2013 ChinaCache Beijing Beijing Jingtian Loan Agreement	Dec. 31, 2013 ChinaCache North America Inc. ("ChinaCache US")	Dec. 31, 2013 ChinaCache Ireland Limited ("ChinaCache IE")	Dec. 31, 2013 ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")	Dec. 31, 2013 JNet Holdings Limited ("JNet Holdings")	Dec. 31, 2013 ChinaCache Xin Run Technology (Beijing) Co., Ltd. ("Xin Run")	Dec. 31, 2013 Metasequoia Investment Inc. ("Metasequoia")
Organization
Percentage of ownership in the Company owned by the parent											99.00%
Percentage of ownership interest in the company transferred by CCH to HCI										15.00%
Percentage of ownership interest held by related party												100.00%
Percentage of ownership													100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Number of employees who held equity interest in variable interest entity		2						2
Variable interest entity agreement term			10 years	5 years			10 years		10 years					10 years
Variable interest entity renewed additional term			10 years		5 years
Service fees charged on percentage of net income									100.00%
Number of agreements with VIEs						3
Loan facility provided to the Nominee Shareholders of the variable interest entity							10,000,000							8,500,000
Primary beneficiary of number of VIEs	2